13. Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrant activity

The following table summarizes the changes in the Company’s outstanding warrants during the three months ended September 30, 2019:

	Warrants Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Balance at December 31, 2018	5,899,389	$3.30 – 6.00	3.74 years	$3.35		$–
Warrants Granted	5.491,788	$1.14 – 2.55	4.89 years	$3.00		$–
Warrants Exercised	945,894	$0.76	–	$0.76		$–
Warrants Expired	100,002	$6.00	–	$6.00		$–
Balance at September 30, 2019	10,345,281	$1.14 – 5.30	3.86 years	$2.80		$–
					$
Exercisable December 31, 2018	5,899,389	$3.30 – 6.00	3.74 years	$3.53		$–
Exercisable September 30, 2019	8,545,281	$2.12 – 5.30	3.55 years	$3.15		$–

	Warrants Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Balance at December 31, 2017	3,414,389	$3.30 - 6.00	4.21 years	$3.92	–
Warrants Granted	2,485,000	$3.00	4.46 years	3.00	ؘ–
Warrants Exercised	–	–	–	–	–
Warrants Expired	–	–	–	–	–
Balance at December 31, 2018	5,899,389	$3.00 – 6.00	3.74 years	–	–

Exercisable December 31, 2017	3,414,389	$3.30 - 6.00	4.21 years	$3.92	–
Exercisable December 31, 2018	5,899,389	$3.30 - 6.00	3.74 years	$3.53	–